Consolidated Statements of Changes in Stockholder's Deficit - USD ($)	Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total Blue Star Foods Corp. Stockholder's Deficit [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2016		$ 1,500	$ 558,257	$ (1,888,799)	$ (1,329,042)	$ (322,672)	$ (1,651,714)
Balance, shares at Dec. 31, 2016		15,000,000
Net Income (Loss)				393,872	393,872	(50,716)	343,156
Comprehensive loss						56,010	56,010
Balance at Dec. 31, 2017		$ 1,500	558,257	(1,494,927)	(935,170)	(317,378)	(1,252,548)
Balance, shares at Dec. 31, 2017		15,000,000
Balance at Dec. 29, 2017		$ 1,500	558,257	(1,494,927)	(935,170)	(317,378)	(1,252,548)
Balance, shares at Dec. 29, 2017		15,000,000
606 Adjustment to January 1, 2018				(81,520)	(81,520)		(81,520)
Balance at Jan. 02, 2018		$ 1,500	558,257	(1,576,447)	(1,016,690)	(317,378)	(1,334,068)
Balance, shares at Jan. 02, 2018		15,000,000
Balance at Dec. 31, 2017		$ 1,500	558,257	(1,494,927)	(935,170)	(317,378)	(1,252,548)
Balance, shares at Dec. 31, 2017		15,000,000
Net Income (Loss)							(768,119)
Balance at Mar. 31, 2018		$ 1,500	558,257	(2,299,675)	(1,739,918)	(357,172)	(2,097,090)
Balance, shares at Mar. 31, 2018		15,000,000
Balance at Dec. 31, 2017		$ 1,500	558,257	(1,494,927)	(935,170)	(317,378)	(1,252,548)
Balance, shares at Dec. 31, 2017		15,000,000
Reverse Merger recapitalization							$ 2,400
Common stock issue for service, shares		265,000					530,001
Common stock issued for Cash							$ 16,328
Common stock issued for Cash, shares							8,164
Net Income (Loss)							$ (2,277,116)
Balance at Dec. 31, 2018		$ 1,603	3,404,774	(3,853,139)	(446,762)	(372,752)	(819,514)
Balance, shares at Dec. 31, 2018	1,413	16,023,164
Balance at Jan. 02, 2018		$ 1,500	558,257	(1,576,447)	(1,016,690)	(317,378)	(1,334,068)
Balance, shares at Jan. 02, 2018		15,000,000
Net Income (Loss)				(723,228)	(723,228)	(44,890)	(768,118)
Comprehensive loss						5,096	5,096
Balance at Mar. 31, 2018		$ 1,500	558,257	(2,299,675)	(1,739,918)	(357,172)	(2,097,090)
Balance, shares at Mar. 31, 2018		15,000,000
Balance at Jan. 02, 2018		$ 1,500	558,257	(1,576,447)	(1,016,690)	(317,378)	(1,334,068)
Balance, shares at Jan. 02, 2018		15,000,000
Reverse Merger recapitalization		$ 75	(2,475)		(2,400)		(2,400)
Reverse Merger recapitalization, shares		750,000
Common stock issue for service		$ 27	529,974		530,001		530,001
Common stock issue for service, shares		265,000
Preferred Stock Issued for Cash			725,000		725,000		725,000
Preferred Stock Issued for Cash, shares	725
Preferred Stock Issued in Connection with SOR investors			688,000		688,000		688,000
Preferred Stock Issued in Connection with SOR investors, shares	688
Option Expense			808,338		808,338		808,338
Warrant Expense			81,353		81,353		81,353
Series A 8% Dividend issued in Common Stock		$ 1	16,327	(16,328)
Series A 8% Dividend issued in Common Stock, shares		8,164
Net Income (Loss)				(2,260,364)	(2,260,364)	(16,752)	(2,277,116)
Comprehensive loss						(38,622)	(38,622)
Balance at Dec. 31, 2018		$ 1,603	3,404,774	(3,853,139)	(446,762)	(372,752)	(819,514)
Balance, shares at Dec. 31, 2018	1,413	16,023,164
Common stock issue for service							530,001
Common stock issued for Cash		$ 1			10,000		10,000
Common stock issued for Cash, shares		5,000	9,999
Stock Based Compensation			$ 665,028		665,028		665,028
Dividends to preferred stockholders		$ 2	28,258	(28,260)			$ 28,260
Dividends to preferred stockholders, shares		14,130					14,130
Net Income (Loss)				(1,220,029)	(1,220,029)	(19,268)	$ (1,239,297)
Comprehensive loss						(53,850)	(53,850)
Balance at Mar. 31, 2019		$ 1,606	$ 4,108,059	$ (5,101,428)	$ (991,763)	$ (445,870)	$ (1,437,633)
Balance, shares at Mar. 31, 2019	1,413	16,042,294